Scope of Consolidation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant accounting policies
Schedule of consolidated subsidiaries

		Percentage of
Subsidiary	Location	ownership
Mytheresa Group GmbH	Munich, Germany	100%
Mytheresa SE	Munich, Germany	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%
mytheresa.com GmbH	Munich, Germany	100%
mytheresa.com Service GmbH	Munich, Germany	100%
mytheresa Business Information Consulting Co Ltd.	Shanghai, China	100%
Mytheresa US Services Inc.	Delaware, United States	100%
Mytheresa International Services GmbH (1)	Munich, Germany	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.

Summary of estimated useful lives of property and equipment

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Summary of new and revised standards and interpretations applied for the first time in the financial year

Revised standard

Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16
COVID-19-Related Rent Concessions (Amendment to IFRS 16) and COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
Reference to the Conceptual Framework – Amendments to IFRS 3 (A)

The amendments included above do not have a material effect on the consolidated financial statements.

Summary of applicable issued but not yet effective accounting standards and amendments

Revised standard	Effective date

IFRS 17 (A) Insurance Contracts	January 1, 2023
IAS 1 (A) Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2023
IFRS 3 (A) Business Combinations	January 1, 2022
IAS 16 (A) Property, Plant and Equipment	January 1, 2022
IAS 37 (A) Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Definition of Accounting Estimates - Amendments to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – (A) IAS 12	January 1, 2023
(A)	Amendment